Taxes - Summary of Tax Disputes by Joining States Amnesty Settlement Programs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Tax settlement [line items]
Disputes	$ 1,212
Reduction Benefit	(829)
Amount to be paid after benefit	$ 383
TONGA
Tax settlement [line items]
State Law/Decree	3.346/18
Benefits received	Reduction of 90% of debts from fines and interest.
Disputes	$ 5
Reduction Benefit	(3)
Amount to be paid after benefit	$ 2
Rio Grande do Norte [member]
Tax settlement [line items]
State Law/Decree	27.679/18 and 10.341/18
Benefits received	Reduction of 95% of fines, 80% of the interest and 50% of Vat tax forgiveness
Disputes	$ 205
Reduction Benefit	(175)
Amount to be paid after benefit	$ 30
SWEDEN
Tax settlement [line items]
State Law/Decree	8.458/18
Benefits received	Reduction of 90% of fines and interest
Disputes	$ 252
Reduction Benefit	(219)
Amount to be paid after benefit	$ 33
MALTA
Tax settlement [line items]
State Law/Decree	10.433/16 and 1.630/18
Benefits received	Reduction of 75% of interest, fines and penalties.
Disputes	$ 104
Reduction Benefit	(48)
Amount to be paid after benefit	$ 56
BA [member]
Tax settlement [line items]
State Law/Decree	14.016/18
Benefits received	Reduction of 90% of fines and interest
Disputes	$ 269
Reduction Benefit	(199)
Amount to be paid after benefit	$ 70
Rio de Janeiro [member]
Tax settlement [line items]
State Law/Decree	182/18
Benefits received	Reduction of 50% of interest and 70% or 85% of the fines related to ICMS, with the respective charges.
Disputes	$ 376
Reduction Benefit	(185)
Amount to be paid after benefit	$ 191
RS [member]
Tax settlement [line items]
State Law/Decree	54.346/2018
Benefits received	Reduction of up to 85% and 40% over fines and interest, respectvely.
Disputes	$ 1
Amount to be paid after benefit	$ 1